Related Party Transactions (Summary of Significant Related Party Transaction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Sales and marketing services	$ 60,639	$ 49,893	$ 39,211
Corporate expenses	33,514	29,684	19,558
Online advertising	6,535	3,892	3,154
Advertising slots expense	20,046	13,783	0
Royalty fees for a licensed game	73,755	52,238	39,893
17173 Business [Member]
Related Party Transaction [Line Items]
Purchase price, business acquisition		163,784
Sohu [Member]
Related Party Transaction [Line Items]
Sales and marketing services	14,026	6,002	7,459
Corporate expenses	27	1,483	1,486
Online advertising	50	37	22
Sohu [Member] | 17173 Business [Member]
Related Party Transaction [Line Items]
Purchase price, business acquisition	0	163,784	0
Jin Dian [Member]
Related Party Transaction [Line Items]
Advertising slots expense	1,552	763	0
Zhou You [Member]
Related Party Transaction [Line Items]
Royalty fees for a licensed game	$ 0	$ 0	$ 906